Note 7 - Mortgage Notes Payable (Details Textual)	6 Months Ended
Jun. 30, 2020
Executive Office Park [Member]
Number of Real Estate Properties Held for Sale	1
Model Home [Member]
Number of Real Estate Properties Held for Sale	4
World Plaza [Member]
Debt, Weighted Average Interest Rate	4.40%
World Plaza [Member] | ABR [Member]
Debt Instrument, Basis Spread on Variable Rate	0.75%
World Plaza [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Model Home Properties [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.52%
Model Home Properties [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.63%
Waterman Plaza [Member]
Debt Instrument, Floor Interest Rate	4.25%
Waterman Plaza [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.00%